Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of reconciliation between the “theoretical” tax expense
	Year ended December 31,
	2021	2020	2019
	U.S. dollars in thousands

Income (loss) before taxes on income, as reported in the statements of comprehensive income (loss)	435	(2,954)	(763)

Theoretical tax expense (benefit)	100	(679)	(175)
Expenses (income) not recognized for tax purposes	515	420	(80)
Temporary differences in the reported year for which no deferred taxes were recognized	-	1	(1)
Increase (decrease) in taxes resulting mainly from exchange rate differentials and taxable losses in the reported year for which no deferred taxes were recognized	(615)	258	256

Tax benefit	-	-	-